Employee Benefit Plans (Effect Of A 1% Change In Health Care Cost Trend Rate Assumptions) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Effect on total service and interest cost components, 1% Increase	$ 141,000
Effect on total service and interest cost components, 1% Decrease	(112,000)
Effect on accumulated postretirement benefit obligation, 1% Increase	2,223,000
Effect on accumulated postretirement benefit obligation, 1% Decease	$ (1,800,000)